Investments in Associates - Summary of Information in Associates of Company and Company's Ownership (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
	Dec. 12, 2017	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017		Sep. 13, 2019
Disclosure of associates and joint ventures [line items]
Shares issued by the associate		1,189,412,363
Beginning balance		R$ 378,519
Interest in earnings (losses) of associates		(1,231)	R$ (45,066)	[1]	R$ (10,794)	[1]
Ending balance		R$ 377,707	R$ 378,519
Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	58.21%
Shares issued by the associate							1,908,783
Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest	79.90%
Moove Lubricants Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Biomassa SA [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest			81.50%
Cosan Cayman I I Limited [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Global Limited [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Investimentose Participacoes S A [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Airport Energy Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Airport Energy Services Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Wessesx Petroleum Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
TTA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		75.00%	75.00%
Cosan Lubrificantes S.R.L [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
LubrigrupoII [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Lubrificantese Especialidades S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Luxembourg S A [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Overseas Limited [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Paraguay S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan U.S Inc [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Ilha Terminal Distribuicao de Produtos Quimicos [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Pasadena Empreendimentose Participacoes S A [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Zip Lube S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Payly Solucoes de Pagamentos S.A. [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		75.00%	100.00%
Rumo S.A. [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		1.71%	1.71%
Rumo S.A. [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Logispot Armazens Gerais S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		14.52%	14.52%
Elevacoes Portuarias S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Rumo Intermodal SA [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Rumo Malha Oeste S.A. [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Rumo Malha Paulista S.A. [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Rumo Malha Sul S.A. [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Rumo Malha Norte SA [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.40%	28.40%
Boswells S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
A L L Argentina S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Paranagua S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
A L L Armazens Gerais Ltda [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Portofer Ltda [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Brado Logisticae Participacoes S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		17.71%	17.71%
Brado Logistica S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		17.71%	17.71%
A L L Mesopotamica S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		20.09%	20.09%
A L L Central S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		20.94%	20.94%
Servicios De Inversion Logistica Integrales SA [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Distribuidora de Gas Participacoes S A [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%
Companhia de Gas de Sao Paulo – COMGAS [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		99.15%	80.12%
Cosan Lubes Investments Limited [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		70.00%	100.00%
Stanbridge Group Limited [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Cosan Cinco S A [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Commercial Lubricants Moove Corp [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		100.00%	100.00%
Rumo Malha Central S A [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	8212.00%
Rumo Luxembourg Sarl [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		28.47%	28.47%
Interest Of Cosan Logistica SA [Member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		0.10%	0.10%
Associates [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		R$ 378,519	R$ 307,749
Interest in earnings (losses) of associates		1,231	45,066
Other comprehensive (losses) D		33	3,202
Dividends		(18,887)	(16,970)
Increase/ reduction of f capital and li		31,113	39,472
Ending balance		377,707	R$ 378,519		307,749
Sales or purchase of interests		5,655
Other		R$ (19,957)
Associates [member] | Cosan SA [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		64.59%	60.25%
Associates [member] | Cosan Logistica S.A. [member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		73.49%	72.50%
Associates [member] | Cosan Limited Partners Brasil Consultoria Ltda [Member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		60.00%	60.00%
Associates [member] | Sinlog Tecnologia em Logstica SA [Member]
Disclosure of associates and joint ventures [line items]
Percentage of ownership interest		47.62%
Associates [member] | Tellus Brasil Participacoes S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the associate		120,920,492
Shares held by Cosan		61,359,624
Cosan ownership interest		50.74%
Economic benefits %		5.00%
Beginning balance		R$ 101,109	R$ 98,723
Interest in earnings (losses) of associates		4,667	5,618
Dividends		(3,434)	(3,232)
Ending balance		102,342	101,109		98,723
Associates [member] | Novvi Limited Liability Company [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		13,449	11,756
Interest in earnings (losses) of associates		168	(524)
Other comprehensive (losses) D		(136)	2,217
Ending balance			13,449		11,756
Other		R$ (13,481)
Associates [member] | Janus Brasil Participacoes S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the associate		136,928,272
Shares held by Cosan		69,361,678
Cosan ownership interest		50.77%
Economic benefits %		5.00%
Beginning balance		R$ 93,821	51,426
Interest in earnings (losses) of associates		5,213	9,142
Dividends		(4,060)	(4,386)
Increase/ reduction of f capital and li		31,113	37,639
Ending balance		R$ 126,087	93,821		51,426
Associates [member] | Radar Propriedades Agricolas S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the associate		1,735,703
Shares held by Cosan		531,125
Cosan ownership interest		51.00%
Economic benefits %		2.51%
Beginning balance		R$ 59,584	57,532
Interest in earnings (losses) of associates		1,475	2,528
Other comprehensive (losses) D		142	202
Dividends		(1,341)	(678)
Ending balance		R$ 59,860	59,584		57,532
Associates [member] | Radar II Propriedades Agricolas S.A. [member]
Disclosure of associates and joint ventures [line items]
Shares issued by the associate		81,440,221
Shares held by Cosan		24,920,708
Cosan ownership interest		51.00%
Economic benefits %		3.00%
Beginning balance		R$ 32,236	31,126
Interest in earnings (losses) of associates		1,528	1,634
Other comprehensive (losses) D		27	42
Dividends		(1,816)	(566)
Ending balance		31,975	32,236		31,126
Associates [member] | Usina Santa Luiza SA [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		29,209	4,389
Interest in earnings (losses) of associates		(29,209)	22,987
Increase/ reduction of f capital and li			1,833
Ending balance			29,209		4,389
Associates [member] | Other investments [member]
Disclosure of associates and joint ventures [line items]
Beginning balance		49,111	52,797
Interest in earnings (losses) of associates		17,389	3,681
Other comprehensive (losses) D			741
Dividends		(8,236)	(8,108)
Ending balance		57,443	R$ 49,111		R$ 52,797
Sales or purchase of interests		5,655
Other		R$ (6,476)

[1]	For details on this restated, see note 24.